General and administrative expense - Summary of Detailed Information About General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Depreciation of property, plant and equipment	€ 16,727	€ 5,623
Depreciation of right-of-use assets	6,710	3,408		€ 1,805
Amortization of intangible assets	3,691	2,720
Legal, accounting and consulting fees		640
Total	323,358	329,297	[1]	39,433	[1]
General and administrative expenses
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Employee benefits expenses	65,089	105,025		23,549
Depreciation of property, plant and equipment	185	206		285
Depreciation of right-of-use assets	5,676	3,175		1,511
Amortization of intangible assets	577	97		333
IT costs	3,307	1,625		2,786
Housing and facility costs	490	337		496
Travelling costs	398	7		81
Legal, accounting and consulting fees	73,867	208,945		9,134
Share-based payment expenses	7,164	397		240
Other costs	7,891	9,483		1,018
Share-based payment expenses	158,714	0		0
Total	€ 323,358	€ 329,297		€ 39,433

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies